Document and Entity Information	Dec. 18, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 18, 2017
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Dec. 18, 2017
Document Effective Date	Dec. 18, 2017
Prospectus Date	Aug. 30, 2017
Class Z Prospectus | Alger SMidCap Focus Fund | Alger SMidCap Focus Fund Class Z
Prospectus:
Trading Symbol	ASMZX
Class Z Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class Z
Prospectus:
Trading Symbol	AGOZX